[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

February 10, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                                 Nuveen Multistate Trust III

                                  File Nos. 333-16611 and 811-07943

Ladies and Gentlemen:

On behalf of Nuveen Multistate Trust III (the “Registrant”), we are transmitting Post-Effective Amendment No. 26 and Amendment No. 29 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to the Nuveen Georgia Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund, Nuveen North Carolina Municipal Bond Fund and Nuveen Tennessee Municipal Bond Fund, each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that this Amendment will become immediately effective. We believe that the Amendment does not contain disclosure that would render it ineligible to become effective under Rule 485(b) of the Securities Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosure